Leases - Supplemental Cash Flow Information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (4,375)
Operating cash flows from finance leases	(154)
Financing cash flows from finance leases	(2,136)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	584
Finance leases	$ 230